UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

JoEllen L. Legg, Secretary Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2007 -October 31, 2007

Item 1. Reports to Stockholders.

SEMI-ANNuAL REPORT

OCTOBER 31, 2007

DISCLOSuRE OF FuND ExPENSES (uNAuDITED)

As a shareholder to the U.S. Treasury and Prime Money Market Funds (the “Funds”), you will not incur any transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Funds do incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2007 and held until October 31, 2007.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Financial Investors Trust U.S. Treasury Money Market Fund

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 5/1/07	Value 10/31/07	5/1/07-10/31/07*
Actual Fund Return	$1,000.00	$1,023.59	$1.68
Hypothetical 5% Return	$1,000.00	$1,023.54	$1.68

Financial Investors Trust Prime Money Market Fund

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 5/1/07	Value 10/31/07	5/1/07-10/31/07*
Actual Fund Return	$1,000.00	$1,025.66	$1.02
Hypothetical 5% Return	$1,000.00	$1,024.20	$1.02

*       Expenses are equal to the Financial Investors Trust U.S. Treasury Money Market Fund and Prime Money Market Fund annualized expense ratios of 0.33% and 0.20%, multiplied by the average account value over the period, multiplied by the number of days in the first  half-year divided by 365 days in the current year (to reflect the one-half year period).

ASSET ALLOCATION (uNAuDITED)

October 31, 2007

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	11.91%
Repurchase Agreements	88.46%
Prime Money Market Fund
Corporate Notes	17.39%
Repurchase Agreements	82.98%

Percentage of Fund’s Total Net Assets

STATEMENT OF INVESTMENTS (uNAuDITED)

U.S. TREASuRY MONEY MARkET FuND
October 31, 2007

Face Value		Value
	U.S. TREASURY OBLIGATIONS 11.91%
	U.S. Treasury Bill
$5,000,000	3.40%, 11/8/07 DN	$4,996,694

TOTAL U.S. TREASuRY OBLIgATIONS (Amortized Cost $4,996,694)		4,996,694

		Collateral Value
REPuRCHASE AgREEMENTS COLLATERALIZED BY U.S. gOVERNMENT OBLIgATIONS 88.46%

Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 4.53%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. DN, due 12/17/07 with a repurchase amount of $1,500,189	1,500,000	$1,530,228

Agreement with Bank of America and Bank of New York (Tri-party), 4.53%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Note, 4.63% due 7/31/09 with a repurchase amount of $1,500,189	1,500,000	1,530,652

Agreement with Barclays and Bank of New York (Tri-party), 4.50%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Bond, 8.75% due 8/15/20 with a repurchase amount of $1,500,188	1,500,000	1,530,552

Agreement with Bear Stearns Companies, Inc., 4.55%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Inflation Index Bond, 3.63% due 4/15/28 with a repurchase amount of $1,500,190	1,500,000	1,554,215

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 4.55%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Note, 4.88% due 5/15/09 with a repurchase amount of $1,500,190	1,500,000	1,530,147

Agreement with Deutsche Bank and Bank of New York (Tri-party), 4.55%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Notes, 4.63-4.75% due 2/29/08-2/15/10 with a repurchase amount of $1,500,190	1,500,000	1,530,040

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 4.52%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Note, 4.50% due 4/30/12 with a repurchase amount of $1,500,188	1,500,000	1,534,272

	Value	Collateral Value
REPuRCHASE AgREEMENTS COLLATERALIZED BY U.S. gOVERNMENT OBLIgATIONS (continued)

Agreement with Fortis Financial Services and Bank of New York (Tri-party), 4.55%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Note, 4.50% due 3/31/12 with a repurchase amount of $1,500,190	$1,500,000	$1,530,135

Agreement with Goldman Sachs and Bank of New York (Tri-party), 4.50%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Bond, 8.75% due 5/15/20 with a repurchase amount of $1,500,188	1,500,000	1,530,106

Agreement with Greenwich Capital Markets Inc., 4.55%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Strips, 3.88% due 11/15/07-2/15/13 with a repurchase amount of $1,500,190	1,500,000	1,530,528

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 4.55%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Note, 4.75% due 8/15/17 with a repurchase amount of $1,500,190	1,500,000	1,532,523

Agreement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 4.55%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Bond, 4.75%, due 2/15/37 with a repurchase amount of $1,500,190	1,500,000	1,531,663

Agreement with J.P. Morgan Chase & Co. and J.P. Morgan Chase & Co. (Tri-party) 4.40%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Bonds, 4.75-7.50% due 8/15/22-2/15/37 with a repurchase amount of $1,500,183	1,500,000	1,531,981

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 4.54%, dated 10/31/07 and maturing 11/1/07, collateralized by cash with a repurchase amount of $5,102,643	5,102,000	5,102,000

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 4.55%, dated 10/31/07 and maturing 11/1/07, collateralized by cash, due 1/1/18 with a repurchase amount of $1,500,190	1,500,000	1,535,000

		Value	Collateral Value
	REPuRCHASE AgREEMENTS COLLATERALIZED BY U.S. gOVERNMENT OBLIgATIONS (continued)

	Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 4.54%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Note, 3.38% due 10/15/09 with a repurchase amount of $8,001,009	$8,000,000	$8,160,108

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 4.50%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Bank Bond, 5.38% due 3/9/09 with a repurchase amount of $1,500,188	1,500,000	1,530,084

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 4.55%, dated 10/31/07 and maturing 11/1/07, collateralized by U.S. Treasury Bill DN, due 1/24/08 with a repurchase amount of $1,500,190	1,500,000	1,531,033

TOTAL REPURCHASE AGREEMENTS (Cost $37,102,000)		37,102,000	37,785,267

TOTAL INVESTMENTS (Cost $42,098,694)	100.37%	$42,098,694
Liabilities in Excess of Other Assets	(0.37)%	(156,986)
NET ASSETS	100.00%	$41,941,708

DN - Discount Notes

Income Tax Information:

Total cost for federal income tax purposes - $42,098,694

See Notes to Financial Statements.

STATEMENT OF INVESTMENTS (UNAUDITED)

PRIME MONEY MARKET FUND
October 31, 2007

Due		Principal
Date		Amount	Value
	CORPORATE NOTES 17.39%
American Honda Finance
1/7/08	5.21%*	$3,000,000	$3,000,000

Bank of America NA
11/1/07	4.98750%*	3,000,000	3,000,000

General Electric Capital Corp.
12/11/07	4.71%*	3,000,000	3,001,067

TOTAL CORPORATE NOTES (Amortized Cost $9,001,067)			9,001,067

	Value	Collateral Value
REPuRCHASE AgREEMENTS COLLATERALIZED BY U.S. gOVERNMENT OBLIgATIONS 82.98%

Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 4.80%, dated 10/31/07 and maturing 11/1/07, collaterized by Federal Home Loan Mortgage Corp. DN, due 12/17/07-12/31/07 and Federal National Mortgage Association Note, 5.00% due 4/26/17 with a repurchase amount of $11,001,467	11,000,000	$11,220,491

Agreement with Bank of America and Bank of New York (Tri-party), 4.83%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal National Mortgage Association DN, due 9/26/08 with a repurchase amount of $2,000,268	2,000,000	2,040,826

Agreement with Barclays and Bank of New York (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 4.24% due 2/22/10 with a repurchase amount of $2,000,268	2,000,000	2,040,965

Agreement with Bear Stearns Companies, Inc., 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Bank Bond, 5.45% due 6/12/09 with a repurchase amount of $2,000,268	2,000,000	2,052,922

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal National Mortgage Association Note, 6.38% due 6/15/09 with a repurchase amount of $2,000,268	2,000,000	2,040,861

	Value	Collateral Value
REPuRCHASE AgREEMENTS COLLATERALIZED BY U.S. gOVERNMENT OBLIgATIONS (continued)

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal National Mortgage Association Note, 4.75% due 3/12/10 with a repurchase amount of $2,000,268	$2,000,000	$2,044,096

Agreement with Deutsche Bank and Bank of New York (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. DN, due 1/7/08 with a repurchase amount of $2,000,268	2,000,000	2,040,338

Agreement with Goldman Sachs and Bank of New York (Tri-party), 4.80%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 4.01-5.30% due 11/26/08-2/27/09 with a repurchase amount of $2,000,267	2,000,000	2,040,299

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 4.77%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 5.13-6.25% due 11/17/17-7/15/32 and Federal National Mortgage Association Notes, 6.63-7.13% due 1/15/30-11/15/30 with a repurchase amount of $2,000,265	2,000,000	2,041,819

Agreement with J.P. Morgan Chase & Co. and J.P. Morgan Chase & Co. (Tri-party), 4.50%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 6.25% due 7/15/32 and Federal National Mortgage Association Note, 5.00% due 3/15/16 with a repurchase amount of $2,000,250	2,000,000	2,043,627

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 4.00% due 6/12/13 with a repurchase amount of $5,954,797	5,954,000	6,076,491

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 4.78%, dated 10/31/07 and maturing 11/1/07, collateralized by Financing Corp. Bond, 9.40% due 2/8/18 and Resolution Funding Corp. Bonds, 8.63-9.38% due 10/15/20-1/15/21 with a repurchase amount of $2,000,266	2,000,000	2,041,739

		Value	Collateral Value
	REPuRCHASE AgREEMENTS COLLATERALIZED BY U.S. gOVERNMENT OBLIgATIONS (continued)

	Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collaterized by Federal National Mortgage Association DN, due 11/7/07 with a repurchase amount of $2,000,268	$2,000,000	$2,063,142

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal National Mortgage Association Note, 5.55% due 5/18/20 with a repurchase amount of $2,000,268	2,000,000	2,040,877

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 4.79%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal National Mortgage Association Note, 5.38% due 7/15/16 with a repurchase amount of $2,000,266	2,000,000	2,042,135

TOTAL REPURCHASE AGREEMENTS (Cost $42,954,000)		42,954,000	43,870,628

TOTAL INVESTMENTS (Cost $51,955,067)	100.37%	$51,955,067
Liabilities in Excess of Other Assets	(0.37)%	(191,494)
NET ASSETS	100.00%	$51,763,573

* Floating rate security - rate disclosed as of October 31, 2007. Maturity date represents the next interest rate reset date.

DN - Discount Notes

Income Tax Information:

Total cost for federal income tax purposes: $51,955,067

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (uNAuDITED)

October 31, 2007

	U.S. Treasury	Prime
	Money Market	Money Market
	Fund	Fund

ASSETS
Investments, at amortized cost (which approximates market value)(1)	$42,098,694	$51,955,067
Interest receivable	4,670	33,326
Prepaid and other assets	948	1,120
Total Assets	42,104,312	51,989,513

LIABILITIES
Dividends payable	147,095	214,471
Accured investment advisory fee	2,312	3,084
Accrued administration fee	7,359	1,430
Accrued board of trustees fee	222	562
Other payables	5,616	6,393
Total Liabilities	162,604	225,940

NET ASSETS	$41,941,708	$51,763,573

COMPOSITION OF NET ASSETS
Paid-in capital	$41,941,912	$51,774,690
undistributed net investment income	464	––
Accumulated net realized loss	(668)	(11,117)
NET ASSETS	$41,941,708	$51,763,573

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	41,976,341	51,779,616

Net asset value and redemption value per share	$1.00	$1.00

(1) Including repurchase agreements for the U.S. Treasury Money Market and Prime Money Market Funds in the amounts of:	$37,102,000	$42,954,000

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (uNAuDITED)

For the Six Months Ended October 31, 2007

	U.S. Treasury	Prime
	Money Market	Money Market
	Fund	Fund

INVESTMENT INCOME
Interest on Securities	$1,055,813	$1,793,582
Total Investment Income	1,055,813	1,793,582

ExPENSES
Investment advisory fee	22,252	35,770
Administration services	302,363	181,417
Legal	807	1,719
Reports to shareholders	736	1,449
Insurance	3,099	6,061
State Registration	2,839	1,507
Board of Trustees	1,539	3,164
Miscellaneous	1,665	2,020
Total Expenses before fee waivers	335,300	233,107
Expenses waived by administrator	(257,776)	(152,882)
Expenses waived by investment adviser	(7,417)	(11,923)
Net Expenses	70,107	68,302

NET INVESTMENT INCOME	985,706	1,725,280

Net realized gain on investments	—	150

NET INCREASE IN NET ASSETS RESuLTINg FROM OPERATIONS	$985,706	$1,725,430

See Notes to Financial Statements.

STATEMENTS OF CHANgES IN NET ASSETS

	U.S. Treasury Money Market Fund
	Unaudited For the Six	For the
	Months Ended	Year Ended
	October 31, 2007	April 30, 2007

OPERATIONS
Net investment income	$985,706	$1,706,222
Net increase in net assets resulting from operations	985,706	1,706,222

DISTRIBuTIONS
Dividends to shareholders from net investment income	(985,706)	(1,706,222)
Net decrease in net assets from distributions	(985,706)	(1,706,222)

BENEFICIAL INTEREST TRANSACTIONS(1)
Shares sold	74,239,510	72,337,941
Dividends reinvested	980,608	1,673,340
Shares redeemed	(73,343,371)	(65,591,398)
Net increase in net assets derived from beneficial interest transactions	1,876,747	8,419,883

Net increase in net assets	1,876,747	8,419,883

NET ASSETS
Beginning of period	40,064,961	31,645,078

End of Period*	$41,941,708	$40,064,961

* Includes undistributed net investment income of:	$464	$464

(1)   At net asset value of $1.00 per share.

See Notes to Financial Statements.

	Prime
	Money Market Fund
	Unaudited For the Six	For the
	Months Ended	Year Ended
	October 31, 2007	April 30, 2007

OPERATIONS
Net investment income	$1,725,280	$3,611,580
Net realized gain on investments	150	—
Net increase in net assets resulting from operations	1,725,430	3,611,580

DISTRIBuTIONS
Dividends to shareholders from net investment income	(1,725,280)	(3,611,580)
Net decrease in net assets from distributions	(1,725,280)	(3,611,580)

BENEFICIAL INTEREST TRANSACTIONS(1)
Shares sold	53,996,770	142,584,105
Dividends reinvested	217,149	359,875
Shares redeemed	(73,830,256)	(107,773,945)
Net increase/(decrease) in net assets derived from beneficial interest transactions	(19,616,337)	35,170,035

Net increase/(decrease) in net assets	(19,616,187)	35,170,035

NET ASSETS
Beginning of period	71,379,760	36,209,725

End of Period*	$51,763,573	$71,379,760

* Includes (over)/undistributed net investment income of:	—	—

(1)   At net asset value of $1.00 per share.

See Notes to Financial Statements.

FINANCIAL HIgHLIgHTS

U.S. TREASuRY MONEY MARkET FuND

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	Unaudited For the Six
	Months Ended		For the Years Ended April 30,
	October 31, 2007		2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.02		0.05	0.03	0.01	0.01	0.01
Net realized gain	—		—	—	0.00 ^	—	—
Total from investment operations	0.02		0.05	0.03	0.01	0.01	0.01

Distributions
From net investment income	(0.02)		(0.05)	(0.03)	(0.01)	(0.01)	(0.01)
From net realized gain	—		—	—	0.00 ^	—	—
Total distributions	(0.02)		(0.05)	(0.03)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return+	2.36	%#	5.01%	3.56%	1.54%	0.76%	1.26%

Ratios/Supplemental Data
Net assets, end of period (000)	$41,942		$40,065	$31,645	$35,934	$45,762	$80,935

Ratio of expenses to average net assets	0.33	%*	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of net investment income to average net assets	4.64	%*	4.90%	3.50%	1.44%	0.78%	1.25%
Ratio of expenses to average net assets without fee waivers	1.58	%*	1.89%	1.80%	1.65%	1.18%	0.76%
Ratio of net investment income to average net assets without fee waivers	3.39	%*	3.34%	2.03%	0.12%	(0.07)%	0.81%

* Annualized.

^ Less than $0.005 per share.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

See Notes to Financial Statements.

FINANCIAL HIgHLIgHTS

PRIME MONEY MARKET FUND

Selected data for a share of  beneficial interest outstanding throughout the periods indicated:

	Unaudited For the Six
	Months Ended		For the Years Ended April 30,
	October 31, 2007		2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.03		0.05	0.04	0.02	0.01	0.01
Net realized gain	—		—	—	0.00 ^	0.00 ^	—
Total from investment operations	0.03		0.05	0.04	0.02	0.01	0.01

Distributions
From net investment income	(0.03)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)
From net realized gain	—		—	—	0.00 ^	––	—
Total distributions	(0.03)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return+	2.57	%#	5.21%	3.78%	1.73%	0.95%	1.42%

Ratios/Supplemental Data
Net assets, end of period (000)	$51,764		$71,380	$36,210	$35,617	$117,879	$98,079

Ratio of expenses to average net assets	0.20	%*	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	5.05	%*	5.11%	3.83%	1.58%	0.95%	1.46%
Ratio of expenses to average net assets without fee waivers	0.68	%*	0.65%	1.31%	0.62%	0.35%	0.26%
Ratio of net investment income to average net assets without fee waivers	4.57	%*	4.66%	2.72%	1.16%	0.79%	1.41%

*      Annualized.

^       Less than $0.005 per share.

+      Total return would have been lower had various fees not been waived during the period.

#      Total returns for periods of less than one year are not annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (uNAuDITED)

1.              SIgNIFICANT ACCOuNTINg POLICIES

Financial Investors Trust, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust’s U.S. Treasury Money Market Fund and the Prime Money Market Fund (the “Funds”).  The financial statements for the remaining fund of the Trust, American Freedom U.S. government Money Market Fund (formerly known as U.S. government Money Market Fund), are stated separately.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the united States of America.

Investment Valuation: Each of the Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Fund must adhere to certain conditions.  Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date).  Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes: It is the Funds’ policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying financial statements.

Classification of Distributions to Shareholders:  Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expenses:  Some expenses of the Trust can be directly attributed to a fund or a fund specific share class.  Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the united States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Recent Accounting Pronouncements: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 Accounting for uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. As of October 31, 2007 management of the Funds has evaluated the application of FASB Interpretation No. 48 to the Funds and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds’ financial statements.

In September 2006, the FASB issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management of the Funds is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Funds’ financial statements.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management of the Funds is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Funds’ financial statements.

2.              INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

At a special meeting on June 10, 2003, shareholders of each of the Funds approved an Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to these advisory agreements, SSgA FM is entitled to an advisory fee at the annual rate of 0.105% of each Fund’s average net assets. SSgA FM has voluntarily agreed to waive 0.035% of their advisory fee until assets for each Fund reach $1 billion.

Any information contained in this report prior to January 13, 2003, reflects the operations of the Funds while gE Asset Management, Inc (“gEAM”) was the adviser. SSgA FM assumed the interim investment advisory responsibility for the Financial Investors Trust Money Market Funds until June 10, 2003. During that time, gEAM and SSgA FM were entitled to the following advisory fee schedule:

	U.S. Treasury	Prime
Average Net Assets	Money Market Fund	Money Market Fund
First $500 million	0.05%	0.04%
Next $500 million	0.075%	0.06%
Next $500 million	0.10%	0.08%
In excess of $1.5 billion	0.15%	0.08%

ALPS Fund Services, Inc. (“ALPS”) serves as the Funds’ administrator.  ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

	U.S. Treasury	Prime
Average Net Assets	Money Market Fund*	Money Market Fund*
First $500 million	0.26%	0.16%
Next $500 million	0.24%	0.14%
In excess of $1 billion	0.22%	0.12%

*Subject to a minimum monthly fee of $50,000 and $30,000 for the U.S. Treasury Money Market Fund and Prime Money Market Fund, respectively.

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2008, to the extent necessary for U.S. Treasury Money Market Fund to maintain a total expense ratio of no more than 0.33% of its average net assets and Prime Money Market Fund to maintain a total expense ratio of no more than 0.20% of its average net assets. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes:  fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

Shareholders holding more than 5.00% of the Funds’ outstanding shares as of October 31, 2007 constituted 48.30% of the U.S. Treasury Money Market Fund and 85.15% of the Prime Money Market Fund.

FuND HOLDINgS (uNAuDITED)

The Funds file complete schedules of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Forms N-Q are available without charge, upon request, by contacting the Funds at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FuND PROxY VOTINg POLICIES & PROCEDuRES (uNAuDITED)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Funds at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov.

DISCLOSuRE REgARDINg APPROVAL OF INVESTMENT ADVISORY AgREEMENTS (uNAuDITED)

On September 4, 2007, the Trust’s Board of Trustees (the “Trustees”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and SSgA FM in accordance with Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Funds’ assets and securities. The Trustees last approved the Advisory Agreement for the U.S. Treasury and Prime Money Market Funds in December 2006. It was also noted that the Independent Trustees met with independent legal counsel during executive session and had discussed the Advisory Agreement and other related materials.

In approving the Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Funds:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual advisory fee annual rate of 0.105% of each Fund’s average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM.

The Trustees received and considered information comparing the Funds’ contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data.

The Trustees further determined that the total expense ratios of 0.33% for the U.S. Treasury Money Market Fund and 0.20% for the Prime Money Market Fund, all net of any fee waivers in place, are comparable to others within such Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement:  The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the Advisory Agreement. The Trustees reviewed certain background materials supplied by SSgA FM.

The Trustees reviewed background information about SSgA FM, including their Form ADV. The Trustees considered the background and experience of SSgA FM’s management in connection with the Funds, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each of the Funds and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees also reviewed, among other things, SSgA FM’s method of determining credit risk as required by Rule 2a-7, client transactions, insider trading policies and procedures and a description of SSgA FM’s code of ethics.

The Trustees also noted having received reports from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM.

Money Market Funds’ Performance: The Trustees received and considered the one, three and five year performance, as applicable, of each Fund, as provided by Lipper. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for the same time periods.

SSgA FM Profitability: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreement. The Trustees considered the profits, if any, realized by SSgA FM in connection with the operation of the Funds.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall out benefits or any other direct or indirect benefits would result from the relationship with SSgA FM.

Other Benefits to SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Funds. The Trustees also reviewed the top ten broker-dealers used by SSgA FM as well as SSgA FM’s brokerage practices.

Conclusions: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement.

The Trustees, including a majority of Independent Trustees, unanimously concluded that:

•                  the investment advisory fees received by SSgA FM with respect to each Fund were comparable to others with in such Fund’s peer universe;

•                  the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement was adequate;

•                  the performance of each Fund was comparable to the performance of similarly managed SSgA  FM products for the same time periods, and comparable to the performance of other funds in each Fund’s peer universe;

•                  the lack of profit realized by SSgA FM in connection with the operation of the Funds, based on the information provided by SSgA FM, was not unfair to the Trust;

•                  the relatively small size of each Fund did not permit for economies of scale in SSgA FM’s provision of services to the Funds; and

•                  there were no material other benefits accruing to SSgA FM in connection with SSgA FM’s relationship with the Funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including a majority of the Independent Trustees, unanimously concluded that SSgA FM’s compensation for investment advisory services is consistent with the best interest of the Funds and their shareholders and re-approved the Investment Advisory Agreement.

TRuSTEES & OFFICERS (uNAuDITED)

As of October 31, 2007, the Funds represented two of three separate series offered to the public under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-298-3442. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRuSTEES & OFFICERS

Term of Office,
Length of
	Position(s)	Time Served	Principal Occupation During the
Name, Address &	Held	and Number of	Past 5 Years and other Directorships
Age	with Funds	Portfolios Overseen	Held by Trustee/Officer

W. Robert Alexander, (80) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee and Chairman	Mr. Alexander was elected by the initial shareholder in December 1993 and oversees 4 funds in the trust.

Mr. Alexander was the Chief Executive Officer of ALPS Funds Services, Inc. (“ALPS”) and ALPS Distributors, Inc. (“ADI”) until September 30, 2005, which provide administration and distribution ser- vices, respectively, for proprietary mutual fund complexes. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts and Reaves utility Income Fund.

Edmund J. Burke, (46) 1290 Broadway Suite 1100 Denver, CO 80203	President	Mr. Burke was elected as President at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and Director of ALPS and ADI. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his positions with ADI and ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently President of the Reaves utility Income Fund, President and Trustee of Clough global Equity Fund, Clough global Opportunities Fund and Clough global Allocation Fund and President and Trustee of Financial Investors Variable Insurance Trust. Mr. Burke is a Trustee of Liberty All-Star Equity Fund and Director of Liberty All-Star growth Fund, Inc.

Term of Office,
Length of
	Position(s)	Time Served	Principal Occupation During the
Name, Address &	Held	and Number of	Past 5 Years and other Directorships
Age	with Funds	Portfolios Overseen	Held by Officer

Jeremy O. May, (37) 1290 Broadway Suite 1100 Denver, CO 80203	Treasurer	Mr. May was elected as Treasurer at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is Managing Director, Operations & Client Services of ALPS and ADI. Mr. May joined ALPS in 1995. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office. Because of his positions with ALPSand ADI, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently Treasurer of Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All- Star Growth Fund, Inc. Mr. May is also on the Board of Directors, and is Chairman of the Audit Committee of the university of Colorado Foundation.

Greg P. Dulski, (32) 1290 Broadway Suite 1100 Denver, CO 80203	Secretary	Mr. Dulski was elected as Secretary at the June 5, 2007 meeting of the Board of Trustees and Mr. Dulski resigned as Secretary effective October 26, 2007.

Mr. Dulski was an Associate Counsel at ALPS from March 2007 to October 2007. He served as Associate Counsel at Janus Capital group from 2005 to 2007 and an Associate at Reed Smith LLP from 2001 to 2005. Mr. Dulski was deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Dulski served as Secretary of the Westcore Funds, Utopia Funds and Reaves Utility Income Fund until his resignation as Secretary effective October 26, 2007.

JoEllen L. Legg, (46) 1290 Broadway Suite 1100 Denver, CO 80203	Secretary	Ms. Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS as Associate Counsel in October 2007. Prior to joining ALPS, Ms. Legg served as Senior Counsel Law (Corporate & Securities) for Adelphia Commmunications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP and at Patton Boggs LLP. Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act.

Term of Office,
Length of
	Position(s)	Time Served	Principal Occupation During the
Name, Address	Held	and Number of	Past 5 Years and other Directorships
& Age	with Funds	Portfolios Overseen	Held by Officer

Michael Akins, (31) 1290 Broadway Suite 1100 Denver, CO 80203	Chief Compliance Officer (“CCO”)	Mr. Akins was appointed Chief Compliance Officer at the June 13, 2006 meeting of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for uMB Financial Corporation. Before joining uMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO, of the Clough global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Reaves utility Income Fund.

Kim Storms, (35) 1290 Broadway Suite 1100 Denver, CO 80203	Assistant Treasurer	Ms. Storms was elected as Assistant Treasurer at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Reaves utility Income Fund, and Assistant Secretary of Ameristock Mutual Fund, Inc.

INDEPENDENT TRUSTEES

Term of Office,
Length of
	Position(s)	Time Served	Principal Occupation During
Name, Address &	Held	and Number of	the Past 5 Years and other
Age	with Funds	Portfolios Overseen	Directorships Held by Trustee

Mary K. Anstine, (67) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the Trust.

Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado; Former Executive Vice President, First Interstate Bank of Denver. Ms. Anstine is currently a Trustee of the Denver Area Council of the Boy Scouts of America and a Director AV Hunter Trust. Ms. Anstine is a Trustee of Financial Investers Variable Insurance Trust, Reaves utility Income Fund and Westcore Trust.

Edwin B. Crowder, (75) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Crowder was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the Trust.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the university of Colorado.

Robert E. Lee, (72) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Lee was appointed as a Trustee at the December 15, 1998 meeting of the Board of Trustees and oversaw 3 funds in the Trust. (1)

Mr. Lee is a Director of INg Financial Services - North America. Mr. Lee is also a Director of Meredith Corporation and Source Capital Corporation. Mr. Lee is a Trustee of Reaves utility Income Fund and Financial Investers Variable Insurance Trust. (2)

John R. Moran, Jr., (76) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 funds in the Trust.

Mr. Moran was President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado until December 31, 2006. An attorney, Mr. Moran was formerly a partner with the firm of kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives.

(1)  Mr. Lee resigned as Trustee effective December 13, 2007.

(2)  Mr. Lee resigned as Trustee of these entities effective December 13, 2007.

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 Lincoln Street
Boston, Massachusetts 02110

ADMINISTRATOR, TRANSFER
AgENT & FuND ACCOuNTANT
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

DISTRIBuTOR
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

LEgAL COuNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT REgISTERED
PuBLIC ACCOuNTINg FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CuSTODIAN
State Street Bank & Trust Company
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SuB-CuSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Must be accompanied or preceded by a current prospectus.

For more information, please
call 1.800.298.3442 or visit
www.fitfunds.com

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

FIT000216 053008

AMERICAN FREEDOM

U.S. GOVERNMENT

MONEY MARKET FUND

Semi-Annual Report

October 31, 2007

Formerly Known as the U.S. Government Money Market Fund FINANCIAL INVESTORS TRUST

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of the American Freedom U.S. Government Money Market Fund (the “Fund”), you will not incur any transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Fund does incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2007 and held until October 31, 2007.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expense Paid
	Account	Account	During Period
	Value 5/1/07	Value 10/31/07	5/1/07-10/31/07*
Actual Fund Return	$1,000.00	$1,025.43	$1.02
Hypothetical 5% Return	$1,000.00	$1,024.20	$1.02

Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund. The U.S. Government Money Market Fund offered two classes of shares (Class I and Class II). On September 27, 2006, Class II was closed to new investors. As of October 12, 2006, no shareholders remained in Class II of the Fund and therefore Class II ceased operations on October 25, 2006. The Table above represents Class I only.

*            Expenses are equal to the annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by the number of days in the first half-year divided by 365 days in the current year (to reflect the one-half year period).

ASSET ALLOCATION (UNAUDITED)

October 31, 2007

U.S. Government & Agency Obligations	24.34%
Repurchase Agreements	76.00%

Percentage of Fund’s Total Net Assets

1

STATEMENT OF INVESTMENTS (UNAUDITED)

October 31, 2007

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 24.34%

	Federal Home Loan Bank
$25,000,000	5.37%*, 11/20/07	$25,000,000

	Federal Home Loan Mortgage Corporation
50,000,000	4.71%*, 11/26/07	49,974,505

	Federal National Mortgage Association
50,000,000	4.66%, 1/16/08 DN	49,508,639

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $124,483,144)		124,483,144

	Value	Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 76.00%

Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 4.80%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 8.00% due 11/1/36 and Federal National Mortgage Association Note, 5.50% due 4/1/36 with a repurchase amount of $115,015,333	115,000,000	$117,300,001

Agreement with Bank of America and Bank of New York (Tri-party), 4.83%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal National Mortgage Association DN, due 9/26/08 with a repurchase amount of $20,002,683	20,000,000	20,400,564

Agreement with Barclays and Bank of New York (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, due 3/15/08 with a repurchase amount of $20,002,678	20,000,000	20,400,728

Agreement with Bear Stearns Companies, Inc., 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Bank Bond, 5.13% due 10/19/16 with a repurchase amount of $20,002,678	20,000,000	20,417,851

2

	Value	Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (cont’d)

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Bank Bond, 4.38% due 10/22/10 and Federal National Mortgage Association Notes, 6.00-6.38% due 11/13/07-1/25/17 with a repurchase amount of $20,002,678	$20,000,000	$20,400,826

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 4.88% due 2/9/10 and Federal National Mortgage Association Note, 4.75% due 3/12/10 with a repurchase amount of $20,002,678	20,000,000	20,400,267

Agreement with Deutsche Bank and Bank of New York (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 5.92% due 1/15/37 with a repurchase amount of $20,002,678	20,000,000	20,400,002

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 4.77% dated 10/31/07 and maturing 11/1/07, collateralized by Federal Farm Credit Bank Bond, 3.75% due 1/15/09, Federal Home Loan Mortgage Corp. Notes, 5.13-6.75% due 11/17/17-3/15/31 and Federal National Mortgage Association Notes, 6.25-7.25% due 5/15/29-5/15/30 with a repurchase amount of $20,002,650	20,000,000	20,401,121

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 5.30-6.35% due 5/14/09-07/03/17 with a repurchase amount of $73,606,854	73,597,000	75,073,308

3

		Value	Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (cont’d)

	Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 5.00-5.75% due 1/16/09-3/15/09 with a repurchase amount of $20,002,678	$20,000,000	$20,404,236

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 4.82%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal National Mortgage Association Note, 5.55% due 5/18/20 with a repurchase amount of $20,002,678	20,000,000	20,400,504

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 4.79%, dated 10/31/07 and maturing 11/1/07, collateralized by Federal National Mortgage Association Notes, 3.25-10.50% due 11/15/07-7/15/16 with a repurchase amount of $20,002,661	20,000,000	20,402,968

TOTAL REPURCHASE AGREEMENTS (Cost $388,597,000)		388,597,000	396,402,376

TOTAL INVESTMENTS (Cost $513,080,144)	100.34%	$513,080,144
Liabilities in Excess of Other Assets	(0.34)%	(1,730,422)
NET ASSETS	100.00%	$511,349,722

* Floating rate security - rate disclosed as of October 31, 2007. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $513,080,144

See Notes to Financial Statements.

4

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

October 31, 2007

ASSETS
Investments, at amortized cost (which approximates market value) (1)	$513,080,144
Interest receivable	363,374
Prepaid and other assets	2,387
Total Assets	513,445,905

LIABILITIES
Dividends payable	1,982,562
Accrued investment advisory fee	29,558
Accrued administration fee	46,151
Accrued board of trustees fee	1,343
Other payables	36,569
Total Liabilities	2,096,183
NET ASSETS	$511,349,722

COMPOSITION OF NET ASSETS
Paid-in capital	$511,349,425
Undistributed net investment income	1,490
Accumulated net realized loss	(1,193)
NET ASSETS	$511,349,722

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	511,202,694

Net asset value and redemption value per share	$1.00

(1) Including repurchase agreements in the amount of:	$388,597,000

See Notes to Financial Statements.

5

STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended October 31, 2007

INVESTMENT INCOME
Interest on Securities	$12,889,842
Total Investment Income	12,889,842

EXPENSES
Investment advisory fee	260,282
Administration services	394,750
Legal	7,832
Reports to shareholders	5,547
Insurance	27,872
State Registration	2,128
Board of Trustees	15,459
Miscellaneous	5,006
Total Expenses before fee waivers	718,876
Expenses waived by administrator	(135,115)
Expenses waived by investment adviser	(86,761)
Net expenses	497,000

NET INVESTMENT INCOME AND NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,392,842

See Notes to Financial Statements.

6

STATEMENT OF CHANGES IN NET ASSETS

	Unaudited For the Six Months Ended October 31, 2007	For the Year Ended April 30, 2007(1)
OPERATIONS
Net investment income	$12,392,842	$16,517,563
Net increase in net assets resulting from operations	12,392,842	16,517,563

DISTRIBUTIONS
Dividends to shareholders from net investment income	(12,392,842)
Class I	—	(16,517,231)
Class II	—	(332)
Net decrease in net assets from distributions	(12,392,842)	(16,517,563)

BENEFICIAL INTEREST TRANSACTIONS (2)
Class I
Shares sold	812,023,201	1,089,778,228
Dividends reinvested	10,672,838	14,075,337
Shares redeemed	(717,287,617)	(912,819,103)
Class II
Dividends reinvested	—	360
Shares redeemed	—	(15,587)
Net increase in net assets derived from beneficial interest transactions	105,408,422	191,019,235

Net increase in net assets	105,408,422	191,019,235

NET ASSETS
Beginning of period	405,941,300	214,922,065
End of period*	$511,349,722	$405,941,300

*	Includes undistributed net investment income of:	$1,490	$1,490

(1)	Effective October 12, 2006, no shareholders remained in Class II of the Fund and therefore Class II ceased operations on October 25, 2006.
(2)	At net asset value of $1.00 per share.

See Notes to Financial Statements.

7

FINANCIAL HIGHLIGHTS

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND^

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	Unaudited
	For the Six Months Ended		For the Years Ended April 30,
	October 31, 2007		2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.03		0.05	0.04	0.02	0.01	0.01
Net realized gain	—		—	—	—	—	—
Total from investment operations	0.03		0.05	0.04	0.02	0.01	0.01

DISTRIBUTIONS
From net investment income	(0.03)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)
From net realized gain	—		—	—	—	—	-
Total distributions	(0.03)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return+	2.54	%#	5.20%	3.77%	1.68%	0.93%	1.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)	$511,350		$405,941	$214,907	$245,040	$245,482	$407,147

Ratio of expenses to average net assets	0.20	%*	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.99	%*	5.09%	3.69%	1.64%	0.94%	1.42%
Ratio of expenses to average net assets without fee waivers	0.29	%*	0.30%	0.30%	0.30%	0.28%	0.21%
Ratio of net investment income to average net assets without fee waivers	4.90	%*	4.99%	3.59%	1.54%	0.86%	1.41%

^	Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund.
*	Annualized.
+	Total return would have been lower had various fees not been waived during the period.
#	Total returns for periods of less than one year are not annualized.

See Notes to Financial Statements.

8

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.     SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Prior to November 30, 2006, the American Freedom U.S. Government Money Market Fund, a series of Financial Investors Trust, was known as the Financial Investors Trust U.S. Government Money Market Fund and was presented with both the U.S. Treasury Money Market Fund and Prime Money Market Fund’s financial statements. The financial statements included herein relate solely to the Trust’s American Freedom Family of Funds. The American Freedom Family of Funds includes only the U.S. Government Money Market Fund. The financial statements of the remaining funds of the Trust are presented separately.

The Fund historically offered two classes of shares (Class I and Class II). On September 27, 2006, shareholders were informed that Class II was closed to new investors. As of October 12, 2006, no shareholders remained in Class II of the Fund and therefore Class II ceased operations on October 25, 2006. Class I is the remaining share class. Class I and Class II were identical in all respects with the exception that Class II shares charged a distribution fee and had a lower investment minimum. Prior to October 25, 2006, each Class of shares had equal rights as to earnings, assets and voting privileges except that Class II had exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments were allocated to each Class based upon their relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

9

Federal Income Taxes: It is the Fund’s policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying financial statements.

Classification of Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expenses: Some expenses of the Trust can be directly attributed to a fund or a fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Recent Accounting Pronouncements: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. As of October 31, 2007 management of the Fund has evaluated the application of FASB Interpretation No. 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this interpretation on the Fund’s financial statements.

In September 2006, the FASB issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management of the Fund is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Fund’s financial statements.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain

10

other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management of the Fund is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Fund’s financial statements.

2.     INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

At a special meeting on June 10, 2003, shareholders of the Fund approved an Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”). Pursuant to this advisory agreement, SSgA FM is entitled to an advisory fee at the annual rate of 0.105% of the Funds’s average net assets. SSgA FM has voluntarily agreed to waive 0.035% of their advisory fee until assets for the Fund reach $1 billion.

Any information contained in this report prior to January 13, 2003 reflects the operations of the Fund while GE Asset Management, Inc (“GEAM”) was the adviser. SsgA FM assumed the interim investment advisory responsibility for the Fund until June 10, 2003. During that time, GEAM and SSgA FM were entitled to the following advisory fee schedule:

Average Net Assets*
First $500 million	0.04%
Next $500 million	0.06%
Next $500 million	0.08%
In excess of $1 billion	0.08%

*Subject to a minimum monthly fee of $30,000.

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2008, to the extent necessary for Class I to maintain a total expense ratio of no more than 0.20% of its average net assets. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

Shareholders holding more than 5.00% of the Fund’s outstanding shares as of October 31, 2007 constituted 14.30% of the American Freedom U.S. Government Money Market Fund.

11

FUND HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SeC-0330.

FUND PROxY VOTING POLICIeS & PROCeDUReS (UNAUDITeD)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC’s website at http:///www.sec.gov.

12

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UnauditED)

On September 4, 2007, the Trust’s Board of Trustees (the “Trustees”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and SSgA FM in accordance with Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Fund’s assets and securities. The Trustees last approved the Advisory Agreement for the American Freedom U.S. Government Money Market Fund in December 2006. It was also noted that the Independent Trustees met with independent legal counsel during executive session and had discussed the Advisory Agreement and other related materials.

In approving the Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee: The Trustees reviewed and considered the contractual advisory fee annual rate of 0.105% of the Fund’s average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM.

The Trustees received and considered information comparing the Fund’s contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data.

The Trustees further determined that the total expense ratios of 0.20% for the Fund, net of any fee waivers in place, are comparable to others within the Fund’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees reviewed certain background materials supplied by SSgA FM.

The Trustees reviewed background information about SSgA FM, including their Form ADV. The Trustees considered the background and experience of SSgA FM’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees also reviewed, among other things, SSgA FM’s method of determining credit risk as required by Rule 2a-7, client transactions, insider trading policies and procedures and a description of SSgA FM’s code of ethics.

The Trustees also noted having received reports from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM.

Money Market Fund’s Performance: The Trustees received and considered the one, three and five year performance of the Fund, as provided by Lipper. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for the same time period.

13

SSgA FM Profitability: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreements. The Trustees considered the profits, if any, realized by SSgA FM in connection with the operation of the Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall out benefits or any other direct or indirect benefits would result from the relationship with SSgA FM.

Other Benefits to SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Fund. The Trustees also reviewed the top ten broker-dealers used by SSgA FM as well as SSgA FM’s brokerage practices.

Conclusions: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement.

The Trustees, including a majority of Independent Trustees, unanimously concluded that:

•	the investment advisory fees received by SSgA FM with respect to the Fund were comparable to others within such Fund’s peer universe;

•	the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement was adequate;

•

the performance of the Fund was comparable to the performance of similarly managed SSgA FM products for the same time periods, and comparable to the performance of other funds in the Fund’s peer universe;

•	the lack of profit realized by SSgA FM in connection with the operation of the Fund, based on the information provided by SSgA FM, was not unfair to the Trust;

•	the relatively small size of the Fund did not permit for economies of scale in SSgA FM’s provision of services to the Fund; and

•	there were no material other benefits accruing to SSgA FM in connection with SSgA FM’s relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including a majority of the Independent Trustees, unanimously concluded that SSgA FM’s compensation for investment advisory services is consistent with the best interest of the Fund and its shareholders and re-approved the Investment Advisory Agreement.

14

TRUSTEES AND OFFICERS (UNAUDITED)

As of October 31, 2007, the Fund represented one of three separate series offered to the public under the Trust. The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling
1-800-862-3040. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee/Officer

W. Robert Alexander, (80) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee and Chairman	Mr. Alexander was elected by the initial shareholder in December 1993 and oversees 4 Funds in the Trust.

Mr. Alexander was the Chief Executive Officer of ALPS Fund Services, Inc. (“ALPS”) and ALPS Distributors, Inc. (“ADI”) until September 30, 2005, which provide administration and distribution services, respectively, for proprietary mutual fund complexes. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust.
Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts and Reaves Utility Income Fund.

Edmund J. Burke, (46) 1290 Broadway Suite 1100 Denver, CO 80203	President	Mr. Burke was elected as President at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and Director of ALPS and ADI. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his positions with ADI and ALPS,
Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently President of the Reaves Utility Income Fund, President and Trustee of Clough Global Equity Fund, Clough Global Opportunities Fund and Clough Global Allocation Fund and President and Trustee of Financial Investors Variable Insurance Trust. Mr. Burke is a Trustee of Liberty All-Star Equity Fund and Director of Liberty All-Star Growth Fund, Inc.

15

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Officer

Jeremy O. May, (37) 1290 Broadway Suite 1100 Denver, CO 80203	Treasurer	Mr. May was elected as Treasurer at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is Managing Director, Operations & Client Services of ALPS and ADI. Mr. May joined ALPS in 1995. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office. Because of his positions with ALPS and ADI, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently Treasurer of Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. Mr. May is also on the Board of Directors, and is Chairman of the Audit Committee of the University of Colorado Foundation.

Greg P. Dulski, (32) 1290 Broadway Suite 1100 Denver, CO 80203	Secretary	Mr. Dulski was elected as Secretary at the June 5, 2007 meeting of the Board of Trustees. Mr. Dulski resigned as Secretary effective October 26, 2007.

Mr. Dulski was an Associate Counsel at ALPS from March 2007 to October 2007. He served as Associate Counsel at Janus Capital Group from 2005 to 2007 and an Associate at Reed Smith LLP from 2001 to 2005. Mr. Dulski was deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Dulski served as Secretary of the Westcore Funds, Utopia Funds and Reaves Utility Income Fund until his resignation as Secretary effective October 26, 2007.

JoEellen L. Legg, (46) 1290 Broadway Suite 1100 Denver, CO 80203	Secretary	Ms. Legg was elected Secretary of the Trust at the November 13, 2007 meeting of the Board of Trustees.

Ms. Legg joined ALPS as Associate Counsel in October 2007. Prior to joining ALPS, Ms. Legg served as Senior Counsel Law (Corporate & Securities) for Adelphia Communications Corporation from February 2005 to March 2007. Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP and at Patton Boggs LLP. Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act.

16

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Officer

Michael Akins, (31) 1290 Broadway Suite 1100 Denver, CO 80203	Chief Compliance Officer (“CCO”)	Mr. Akins was appointed Chief Compliance Officer at the June 13, 2006 meeting of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Reaves Utility Income Fund.

Kim Storms, (35) 1290 Broadway Suite 1100 Denver, CO 80203	Assistant Treasurer	Ms. Storms was elected as Assistant Treasurer at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice- President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Reaves Utility Income Fund, and Assistant Secretary of Ameristock Mutual Fund, Inc.

17

INDEPENDENT TRUSTEES

Name, Address & Age	Position(s) Held with Funds	Term of Office, Length of Time Served and Number of Portfolios Overseen	Principal Occupation During the Past 5 Years and other Directorships Held by Trustee

Mary K. Anstine, (67) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 Funds in the Trust.

Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado; Former Executive Vice President, First Interstate Bank of Denver. Ms. Anstine is currently a Trustee of the Denver Area Council of the Boy Scouts of America and a Director AV Hunter Trust. Ms. Anstine is a Trustee of Financial Investers Variable Insurance Trust, Reaves Utility Income Fund and Westcore Trust.

Edwin B. Crowder, (75) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Crowder was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 Funds in the Trust.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.

Robert E. Lee, (72) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Lee was appointed as a Trustee at the December 15, 1998, meeting of the Board of Trustees and oversaw 4 Funds in the Trust.(1)

Mr. Lee is a Director of ING Financial Services - North America. Mr. Lee is also a Director of Meredith Corporation and Source Capital Corporation.
Mr. Lee is a Trustee of Reaves Utility Income Fund and Financial Investers Variable Insurance Trust.(2)

John R. Moran, Jr., (76) 1290 Broadway Suite 1100 Denver, CO 80203	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and oversees 4 Funds in the Trust.

Mr. Moran was President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado until December 31, 2006. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives.

(1) Mr. Lee resigned as Trustee effective December 13, 2007.

(2) Mr. Lee resigned as Trustee of these entities effective December 13, 2007.

18

IntentionalLy Left Blank

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 Lincoln Street
Boston, Massachusetts 02110

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
State Street Bank & Trust Company
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Must be accompanied or preceded by a current prospectus.

For more information, please call
800.862.3040 or visit
WWW.AMERICANFREEDOMFUNDS.COM

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FIT000217  05/30/08

Item 2.           Code of Ethics.

Not Applicable to this Report.

Item 3.           Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.           Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.           Audit Committee of Listed Registrants.

Not applicable.

Item 6.           Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

2

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.         Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.         Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.         Exhibits.

(a)(1)     Not Applicable to this Report.

(a)(2)    The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)    Not applicable.

(b)         The certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 7, 2008

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	January 7, 2008

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